Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Mar. 31, 2016
Redeemable non-controlling interests
Redeemable non-controlling interests (Note 19)	¥ 0	$ 1,016,408	¥ 0	¥ 0
Net income attributable to mezzanine classified non-controlling interests shareholders		64,044	444,657	0	¥ 0
Roll forward of the redeemable non-controlling interests
Balance as of the beginning of the year	0		0
Additions			6,612,264
Net income attributable to mezzanine classified non-controlling interests shareholders		64,044	444,657	0	¥ 0
Balance as of the end of the year		$ 1,016,408	¥ 7,056,921	¥ 0
JD Finance
Redeemable non-controlling interests
Ordinary shares with preferential rights issued	¥ 6,650,000
Equity interest held (as a percent)						86.00%
Maximum period of contingent redemption of preferred shares	60 months
Minimum market cap	¥ 93,000,000
Maximum period for redemption from date of written request (in days)	180 days
Annual compound interest rate (as a percent)	8.00%
Penalty interest (as a percent)	0.05%
JD Finance | Lead investors including Sequoia Capital China, China Harvest Investments and China Taiping Insurance
Redeemable non-controlling interests
Ordinary shares with preferential rights issued	¥ 6,650,000